Acquisition	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Acquisition

3. Acquisition

MiX Telematics North America, a 100% owned subsidiary of the Company, acquired Trimble Inc.’s Field Service Management business (“FSM”) in North America on September 2, 2022.

FSM’s North American operations include the sale and support of telemetry and video solutions that enable back-office monitoring and visualization for fleet services management in a number of industries.

All existing FSM subscription contracts and the related revenue streams were acquired by MiX Telematics North America. The initial accounting for the business combination was complete at March 31, 2023. For additional information on the acquisition please refer to our Annual Report on Form 10-K for the year ended March 31, 2023, which we filed with the SEC on June 22, 2023.